Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2023	Mar. 31, 2023
Derivative assets
Gross derivative balances, Derivative assets	[1]	¥ 23,889	¥ 18,363
Less: Amounts offset in the consolidated balance sheets	[2]	(22,351)	(16,943)
Total net amounts reported on the face of the consolidated balance sheets	[3]	¥ 1,538	¥ 1,420
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Trading Securities and Financial Instruments Owned Principal Investments at Fair Value	Trading Securities and Financial Instruments Owned Principal Investments at Fair Value
Less: Additional amounts not offset in the consolidated balance sheets
Financial instruments and non-cash collateral	[4]	¥ (592)	¥ (394)
Net amount		946	1,026
Derivative liabilities
Gross derivative balances, Derivative liabilities	[1],[5]	23,325	18,338
Less: Amounts offset in the consolidated balance sheets	[2],[5]	(21,592)	(16,329)
Total net amounts reported on the face of the consolidated balance sheets	[3],[5]	¥ 1,733	¥ 2,009
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Trading liabilities	Trading liabilities
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4],[5]	¥ (288)	¥ (315)
Net amount	[5]	1,445	1,694
Equity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		706	649
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	921	880
Equity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		371	416
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	589	730
Interest rate contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		14,850	11,535
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	14,095	10,976
Interest rate contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		1,753	1,191
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	1,699	1,226
Interest rate contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		32	73
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	11	45
Credit contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		188	182
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	300	252
Credit contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		31	86
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	30	92
Credit contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		0	8
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	1	14
Foreign exchange contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		5,957	4,220
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	5,675	4,120
Commodity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		1	2
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	2	3
Commodity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		0	1
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	¥ 2

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2023, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥479 billion and ¥753 billion, respectively. As of September 30, 2023, the gross balance of such derivative assets and derivative liabilities was ¥342 billion and ¥620 billion, respectively.
[2]	Represents amounts offset through counterparty offsetting of derivative assets and liabilities as well as cash collateral offsetting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2023, Nomura offset a total of ¥1,591 billion of cash collateral receivables against net derivative liabilities and ¥2,205 billion of cash collateral payables against net derivative assets. As of September 30, 2023, Nomura offset a total of ¥2,058 billion of cash collateral receivables against net derivative liabilities and ¥2,817 billion of cash collateral payables against net derivative assets.
[3]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity and debt investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[4]	Represents amounts which are not permitted to be offset on the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2023, a total of ¥298 billion of cash collateral receivables and ¥673 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2023, a total of ¥391 billion of cash collateral receivables and ¥941 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.
[5]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.